CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Cash from operations	$ 788,073		$ 656,699	$ 660,025
Employee long term retirement benefits				(112)
Income taxes paid	(29,147)		(14,540)	(13,396)
Payment for rent	(8,506)		(6,838)	(4,577)
Payment for tower and tower equipment decommissioning	(231)		(65)
Net cash generated from operating activities	750,189		635,256	641,940
Cash flows from investing activities
Purchase of property, plant and equipment - capital work in progress	(224,479)		(87,014)	(91,004)
Purchase of other property, plant and equipment - others	(13,666)		(7,786)	(21,648)
Payment in advance for property, plant and equipment	(159,276)		(131,935)	(140,340)
Purchase of software and licenses	(5,054)		(2,464)	(5,286)
Consideration paid on business combinations, net of cash acquired	(401,039)		(542,905)
Proceeds from disposal of property, plant and equipment	4,742		2,227	2,403
Insurance claims received	16,672		6,264	3,607
Interest income received	7,798		5,101	14,732
Payments of short term deposits	(103,647)
Restricted cash transferred from other receivables				1,730
Net cash used in investing activities	(877,949)		(758,512)	(235,806)
Cash flows from financing activities
Capital raised	378,000			12,368
Cost of capital raised	(28,154)
Bank loans and bond proceeds received	1,076,063		232,219	1,800,000
Bank loans and bonds repaid	(653,504)		(99,903)	(1,622,317)
Fees on loans and derivative instruments	(20,426)		(9,403)	(61,398)
Interest paid	(168,285)		(167,938)	(171,883)
Costs paid on early loan settlement	(18,171)			(22,153)
Payment for the principal of lease liabilities	(63,324)		(39,153)	(58,330)
Interest paid for lease liabilities	(32,923)		(19,239)	(11,634)
Initial margin received on non-deliverable forwards	36,714		5,066	8,023
Initial margin deposited on non-deliverable forwards	(19,436)		(33,846)	(8,072)
Profits received/(losses settled) on non-deliverable forwards	37,711		4,061	(2,923)
Net cash generated from/(used in) financing activities	524,265		(128,136)	(138,319)
Net increase/(decrease) in cash and cash equivalents	396,505		(251,392)	267,815
Cash and cash equivalents at beginning of year	585,416		898,802	633,450
Effect of movements in exchange rates on cash	(65,433)		(61,994)	(2,463)
Cash and cash equivalents at end of year	$ 916,488	[1]	$ 585,416	$ 898,802

[1]	Restated for the correction in accounting in respect of the acquisition of Fiberco Soluções de Infraestrutura S.A. (see note 2.24).